Net Loss Per Common Share - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	48,765,144	50,162,414	127,121,148	6,177,127
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)		44,217,377	88,434,754	4,384,348
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	25,218,265	1,423,911	25,732,503	1,599,645
Unvested RSA
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	29,110	19,390	146,675	34,865
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	2,588,629
Unvested early exercised common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	2,756,906	57,874	6,212,254	120,984
Vested and early exercised options subject to nonrecourse notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	2,172,238		2,151,100
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)		4,443,862	4,443,862	37,285
Public and private common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	15,999,996